Operating expenses - Variable compensation awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Variable compensation awarded	£ 342	£ 343	£ 373
Less: deferral of charge for amounts awarded for current year	(133)	(103)	(97)
Income statement charge for amounts awarded in current year	209	240	276
Add: current year charge for amounts deferred from prior years	96	147	140
Less: forfeiture of amounts deferred from prior years	(7)	(106)	(102)
Income statement charge for amounts deferred from prior years	89	41	38
Income statement charge for variable compensation	£ 298	£ 281	£ 314